Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss	$ (89,940)	$ (79,600)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	19,645	12,973
Paid-in-kind interest on term loans, convertible notes payable and strategic partner obligations	12,070	8,369
Amortization of debt discount and deferred charges	3,402	3,150
Conversion of debt discount	0	971
Loss on extinguishment of debt	0	2,361
Fair value adjustment of derivative liabilities	(19,559)	5,796
Recognition of distribution to non-redeeming shareholders	3,888	0
Loss on disposal of property and equipment	1,434	1,223
Share-based compensation	4,699	578
Transaction costs allocated to warrants and earnout liability instruments	314	0
Accretion of asset retirement obligations	144	89
Provision for doubtful accounts	24	2
Changes in operating assets and liabilities:
Accounts receivable	(84)	(106)
Prepaid expenses and other current assets	(3,494)	(2,141)
Deferred cost	0	(453)
Other assets	(649)	(14)
Accounts payable	(246)	(770)
Unearned revenue	947	541
Accrued expenses and other current liabilities	1,885	1,473
Other liabilities	4	2,000
Net cash used in operating activities	(65,516)	(43,558)
Investing activities:
Purchases of property and equipment	(37,584)	(29,985)
Net cash used in investing activities	(37,584)	(29,985)
Financing activities:
Proceeds from Business Combination, net of transaction costs	160,539	0
Repayment of note assumed in the Business Combination	(1,200)	0
Proceeds from the issuance of convertible notes payable and beneficial conversion feature on convertible notes	0	11,000
Proceeds from Strategic Partner Arrangement	3,932	1,994
Proceeds from exercise of common stock options	756	218
Proceeds from the issuance of Series Preferred Stock, net of issuance costs	0	119,850
Proceeds from the issuance of term loans, net of issuance costs	10,000	0
Payments of third-party issuance costs in connection with Term Loans	(47)	0
Repayments of capital lease obligations, net	(582)	(373)
Net cash provided by financing activities	173,398	132,689
Net increase (decrease) in cash and cash equivalents and restricted cash:	70,298	59,146
Cash and cash equivalents and restricted cash, beginning of period	30,762	26,831	$ 26,831
Cash and cash equivalents and restricted cash, end of period	101,060	85,977	30,762	$ 26,831
Starry, Inc [Member]
Operating activities:
Net loss			(166,545)	(125,093)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense			29,463	19,350
Paid-in-kind interest on term loans, convertible notes payable and strategic partner obligations			18,203	15,427
Amortization of debt discount and deferred charges			5,438	3,820
Conversion of debt discount			971	0
Loss on extinguishment of debt			3,727	0
Fair value adjustment of derivative liabilities			8,562	1,850
Loss on disposal of property and equipment			2,216	1,549
Share-based compensation			1,310	960
Accretion of asset retirement obligations			205	114
Provision for doubtful accounts			154	117
Changes in operating assets and liabilities:
Accounts receivable			(270)	(327)
Prepaid expenses and other current assets			(5,240)	162
Other assets			(248)	(2)
Accounts payable			(1,249)	676
Unearned revenue			461	832
Accrued expenses and other current liabilities			3,477	402
Other liabilities			782	1,218
Net cash used in operating activities			(98,583)	(78,945)
Investing activities:
Purchases of property and equipment			(68,903)	(35,906)
Net cash used in investing activities			(68,903)	(35,906)
Financing activities:
Proceeds from the issuance of convertible notes payable and beneficial conversion feature on convertible notes			11,000	31,243
Proceeds from Strategic Partner Arrangement			3,342	1,722
Proceeds from exercise of common stock options			752	183
Proceeds from the issuance of term loans, net of issuance costs			38,500	0
Payments of third-party issuance costs in connection with Term Loans			(264)	0
Payments of deferred transaction costs			(975)	0
Repayments of capital lease obligations, net			(788)	(570)
Net cash provided by financing activities			171,417	63,316
Net increase (decrease) in cash and cash equivalents and restricted cash:			3,931	(51,535)
Cash and cash equivalents and restricted cash, beginning of period	$ 30,762	$ 26,831	26,831	78,366
Cash and cash equivalents and restricted cash, end of period			30,762	26,831
Series D Preferred Stock | Starry, Inc [Member]
Financing activities:
Proceeds from the issuance of Series Preferred Stock, net of issuance costs			0	30,738
Series E Preferred Stock | Starry, Inc [Member]
Financing activities:
Proceeds from the issuance of Series Preferred Stock, net of issuance costs			$ 119,850	$ 0